Employee stock incentive plans (Details 3) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about share based payment expense [Line Items]
Share-based payment expense		₨ 482	₨ 398	₨ 471
Cash Settled Share-based Payment [Member]
Disclosure of detailed information about share based payment expense [Line Items]
Cash settled share-based payment expense	[1]	28	48	29
Equity Settled [Member]
Disclosure of detailed information about share based payment expense [Line Items]
Share-based payment expense	[2]	₨ 454	₨ 350	₨ 442

[1]	Certain of the Company’s employees are eligible for share-based payment awards that are settled in cash. These awards entitle the employees to a cash payment, on the exercise date, subject to vesting upon satisfaction of certain service conditions which range from 1 to 4 years. The amount of cash payment is determined based on the price of the Company’s ADSs at the time of exercise. As of March 31, 2018, there was Rs.67 of total unrecognized compensation cost related to unvested awards. This cost is expected to be recognized over a weighted-average period of 1.96 years. This scheme does not involve dealing in or subscribing to or purchasing securities of the Company, directly or indirectly.
[2]	As of March 31, 2018, there was Rs.313 of total unrecognized compensation cost related to unvested stock options. This cost is expected to be recognized over a weighted-average period of 1.98 years.